Class A Common Stock Subject to Possible Redemption (Tables)	12 Months Ended
Dec. 31, 2022
DiamondHead Holdings Corp.
Statement [Line Items]
Schedule of Class A ordinary shares subject to possible redemption reflected on the condensed balance sheet

The Class A common stock subject to possible redemption reflected on the consolidated balance sheets is reconciled on the following table:

Class A common stock subject to possible redemption at December 31, 2020	$—
Gross Proceeds	345,000,000
Less:
Proceeds allocated to Public Warrants	(7,762,500)
Class A common stock issuance costs	(19,114,492)
Plus:
Accretion of carrying value to redemption value	26,876,992
Class A common stock subject to possible redemption at December 31, 2021	345,000,000
Increase in redemption value of Class A common stock subject to redemption	3,586,031
Class A common stock subject to possible redemption at December 31, 2022	$348,586,031